Note 6 Income Taxes - Note 6 Schedule of Effective Income Tax Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,549,000)	$ (1,184,000)
State tax, net of federal tax effect	(410,000)	(313,000)
Non-deductible share-based compensation	(180,000)
Change in valuation allowance	2,139,000	1,497,000
[Net tax benefit]	$ 0	$ 0
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	(4.00%)	0.00%
Change in valuation allowance	47.00%	43.00%
[Net tax benefit]	0.00%	0.00%